Stockholder's Equity	2 Months Ended
Dec. 31, 2014
KSix Media, Inc. and Subsidiaries [Member]
Stockholder's Equity

7 Stockholder’s equity

PREFERRED STOCK

The Company has 30,000,000 shares of its $0.001 par value preferred stock authorized. At December 31, 2014, the Company had no shares issued and outstanding.

COMMON STOCK

The Company has 300,000,000 shares of its $0.001 par value common stock authorized. At December 31, 2014, the Company had 21,000,000 shares issued and outstanding.

At Inception (November 5, 2014), the Company issued 20,000,000 shares to its founder in exchange for services rendered of $20,000. In December 2014, the Company issued 1,000,000 shares to a consultant for services rendered of $20,000.